Note 19. Income Taxes (Detail) - Income (Loss) From Continuing Operations Before Income Taxes: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Canadian	$ 2,491	$ 57,453	$ (61,247)
Foreign	1,033	3,171	(22,382)
Income (loss) from continuing operations before income taxes	$ 3,524	$ 60,624	$ (83,629)